Derivative - Schedule of Derivative Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Derivative Liability [Abstract]
Balance, start of year	$ 365
Exercise of warrants	(469)
Change in fair value	105
Foreign exchange on translation	(1)
Balance, end of year